Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Assets [Line Items]
Intangible asset, gross		$ 1,700	$ 1,700
Accumulated amortization		(1,663)	(1,564)
Intangible assets, net		37	136
Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets useful life	4 years
Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets useful life	8 years
Patents
Finite Lived Intangible Assets [Line Items]
Intangible assets useful life	7 years
Intangible asset, gross		150	150
Accumulated amortization		(150)	(139)
Intangible assets, net			11
Customer List
Finite Lived Intangible Assets [Line Items]
Intangible asset, gross		700	700
Accumulated amortization		(663)	(575)
Intangible assets, net		37	125
Customer List | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets useful life	7 years
Customer List | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets useful life	8 years
Technology
Finite Lived Intangible Assets [Line Items]
Intangible assets useful life	4 years
Intangible asset, gross		850	850
Accumulated amortization		$ (850)	$ (850)